Investments for Account of Policyholders - Summary of Investments in Real Estate for Account of Policyholders (Detail) - Investments in real estate [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	€ 586	€ 612
Subsequent expenditure capitalized	4	2
Disposals	(56)	(43)
Fair value gains / (losses)	(36)	(18)
Net exchange differences	(31)	34
Ending balance	€ 467	€ 586